Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

11.Stock-Based Compensation

2011 Incentive Compensation Plan

Legacy GCT’s 2011 Incentive Compensation Plan (the “2011 Plan”) permitted the grant of options, stock awards, and RSUs. In connection with the Closing of the Business Combination, the 2011 Plan was terminated, the remaining unallocated shares reserved under the 2011 Plan were cancelled and no new awards will be granted under the 2011 Plan.

Each award of Legacy GCT stock options and RSUs were converted into equivalent Company stock options and RSUs with the same terms and conditions under the plan described below.

2024 Incentive Compensation Plan

In connection with the Closing of the Business Combination, the Company adopted the 2024 Incentive Compensation Plan (the “2024 Plan”) under which 3,983,334 shares of common stock were initially reserved for issuance, subject to approval by the Company’s boards of directors. The 2024 Plan permits the grant of stock options, stock appreciation rights, stock awards, restricted stock units, dividend equivalent right, cash awards and other awards to employees, non-employee directors, non-employee members of the board of directors, or consultants or independent advisors.

Stock options outstanding under the 2024 Plan were as follows (in thousands, except per share amounts and years):

			Weighted
			Average
	Number of	Weighted-	Remaining
	Options	Average	Contractual Life	Aggregated
	Outstanding	Exercise Price	(in Years)	Intrinsic Value
Balance as of December 31, 2023	3,579	$0.02	5.5	$4,405
Reverse recapitalization	(2,911)	0.09	—	—
Balance as of December 31, 2023(1)	668	0.11	5.5	4,405
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Balance as of March 31, 2024	668	$0.11	5.3	$5,543
Vested as of March 31, 2024	667	$0.11	5.3	$5,532
Exercisable as of March 31, 2024	634	$0.11	5.1	$5,256
(1)	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (see Note 3).

There were no options granted during the three months ended March 31, 2024 and 2023. As of March 31, 2024, unrecognized compensation cost related to stock options was nominal.

Founder Awards to Board of Directors

In 2021, an aggregate of 90,000 founder shares of common stock were transferred to three members of Concord III’s board of directors. The shares contained both a performance condition based upon a liquidity event and a service vesting condition. As the liquidity and services conditions were met upon the Closing of the Business Combination, the Company recognized $0.9 million of stock-based compensation during the three months ended March 31, 2024.

Restricted Stock Units

In December 2023, various employees and directors of Legacy GCT were granted RSUs that contain both a performance condition based upon a liquidity event and a service vesting condition such that the RSUs vest in four equal annual installments from the grant date. Any unvested RSUs are forfeited upon separation from the Company. The liquidity condition was met upon the Closing of the Business Combination and the Company recognized $0.3 million of stock-based compensation.

RSUs outstanding under the 2024 Plan were as follows (in thousands, except per share amounts):

		Weighted
	Number of RSUs	Average Grant
	Outstanding	Date Fair Value
Balance as of December 31, 2023	2,100	$1.15
Reverse recapitalization	(1,708)	5.01
Balances as of December 31, 2023(1)	392	$6.16
Granted	—	—
Vested	—	—
Cancelled	—	—
Balance as of March 31, 2024	392	$6.16
(1)	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (see Note 3).

As of March 31, 2024, there was $2.1 million of unrecognized compensation cost related to RSUs, which is expected to be recognized on a straight-line basis over a weighted average period of 3.7 years.

9.Stock-Based Compensation

In September 2011, the Board of Directors adopted the 2011 Incentive Compensation Plan (the “2011 Plan”). The Company reserved 6,277,777 shares of common stock for issuance under the 2011 Plan. Such share reserve is comprised of (i) the number of shares that were available for issuance in the aggregate under prior option plans on the effective date of the 2011 Plan, including the shares subject to outstanding awards under those plans, that were transferred to the new 2011 Plan on the effective date, plus (ii) an additional 265,597 shares of the Company’s common stock so that the initial total shares reserve is 6,277,777. The share reserve will automatically increase on the first trading day of January each calendar year during the term of the 2011 Plan, beginning with calendar year 2012, by an amount equal to 5% of the total number of shares of common stock outstanding on the last trading day in the immediately preceding calendar month. In no event, however, will any such annual increase exceed 2,500,000 shares, and the Board of Directors may decide to waive the automatic increase. The Board of Directors waived the automatic increase of share reserve in 2022 and 2023. In September 2021, the Board of Directors approved the amendment of 2011 Plan to extend the termination of the 2011 Plan to September 11, 2031.

Stock Options

Option activities for the periods presented are as follows:

		Options Outstanding
				Weighted
		Number of		Average
	Shares	Stock	Weighted-	Remaining
	Available	Options	Average	Contractual Life
	for Grant	Outstanding	Exercise Price	(Years)
Balances as of January 1, 2022	1,679,763	8,194,822	$0.02	6.1
Granted	(105,000)	105,000	0.02
Exercised	—	(2,459,014)	0.02
Cancelled	1,066,916	(1,066,916)	0.02
Balances as of December 31, 2022	2,641,679	4,773,892	0.02	5.1
RSUs granted	(2,099,970)	—	—
Exercised	—	(1,130,481)	0.02
Cancelled	64,117	(64,117)	0.02
Balances as of December 31, 2023	605,826	3,579,294	0.02	5.5
Vested as of December 31, 2023		3,311,859	$0.02	5.3
Vested and expected to be vest as of December 31, 2023		3,569,024	$0.02	5.5

The weighted average grant date fair value of options granted during the year ended December 31, 2022, was $0.01 per share. There were no options granted during the year ended December 31, 2023.

As of December 31, 2023, there was $2,000 of unrecognized compensation cost related to employee stock option compensation arrangements which is expected to be recognized on a straight-line basis over a weighted average period of 1.3 years.

There were no capitalized stock-based compensation costs or recognized stock-based compensation tax benefits during the years ended December 31, 2023 and 2022.

9.Stock-Based Compensation, continued

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company and its Board of Directors using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation Method

The Company estimates the fair value of its stock options using the Black-Scholes option-pricing model.

Expected Term

The expected term represents the period that the stock-based awards are expected to be outstanding. The option grants qualify to be “plain vanilla,” and the Company used the simplified method to determine the expected term. The simplified method calculates the expected term as the average of the time-to-vesting and contractual life of the option.

Fair Value of Common Stock

The fair value of the common stock underlying the stock options has historically been determined by the Company’s Board of Directors, with input from management. The Board of Directors is comprised of a majority of nonemployee directors with significant experience investing and operating companies in the semiconductor industry. As such, the Company believes that the Board of Directors has the relevant experience and expertise to determine a fair market value of the common stock on each respective grant date. Because there has been no public market for the Company’s common stock, the Board of Directors has determined the fair market value of the common stock at the time of the option grant by considering a number of objective and subjective factors including valuations of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. The fair value of the underlying common stock shall be determined by the Board of Directors until such time that the Company’s common stock is listed on an established stock exchange or national market system.

Risk-Free Interest Rate

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the options.

Expected Volatility

The expected volatility was based on the historical stock volatilities of several of the Company’s publicly listed peers over a period approximately equal to the expected term of the options as the Company did not have a sufficient trading history to use the volatility of its own common stock.

Expected Dividend Yield

The expected dividend yield has been zero as the Company has never paid dividends on common stock and does not expect to pay dividends on common stock.

9.Stock-Based Compensation, continued

Determining Fair Value of Stock Options, continued

Forfeiture Rate

The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior and other factors. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated, the Company may be required to record adjustments to stock-based compensation expense in future periods.

Summary of Assumptions

The fair value of the employee stock options were estimated on the grant dates using a Black-Scholes option-pricing model with the following weighted average assumptions:

2022
Estimated term (in years)	5.8
Risk-free interest rate	1.85%
Expected volatility	65%
Expected dividend yield	0%

Restricted Stock Units

Restricted Stock Units (“RSUs”) granted to employees and board members under 2011 Plan vest over 4 years and upon satisfaction of liquidity event requirement, and subject to forfeiture if employment terminates prior to the vesting. RSUs are not considered issued or outstanding common stock until they vest. The value of RSUs is determined by the stock price on the grant date.

RSUs activities for the fiscal year ended December 31, 2023, are as follows:

Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Nonvested, outstanding at December 31, 2022	—	$—
Granted	2,099,970	1.15
Vested	—	—
Cancelled	—	—
Nonvested, outstanding at December 31, 2023	2,099,970	$1.15

As of December 31, 2023, there was $1,990,000 of unrecognized compensation cost related to RSUs, which is expected to be recognized on a straight-line basis over a weighted average period of 3.95 years.